ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 636,052	$ 89,586	¥ 819,911
Short-term investments	2,253,910	317,457	2,923,864
Prepaid expenses and other current assets	638,248	89,895	399,897
Total current assets	3,586,707	505,177	4,166,477
Long-term investments	1,029,632	145,021	0
TOTAL ASSETS	5,413,309	762,448	4,876,175
Accrued expenses and other current liabilities	805,032	113,386	662,189
Amounts due to subsidiaries and VIEs	5,207		1,083
Total current liabilities	1,973,284	277,931	1,609,222
TOTAL LIABILITIES	2,307,044	324,940	1,780,346
Treasury stock, at cost	(85,178)	(11,997)
Additional paid-in capital	7,987,957	1,125,080	7,915,899
Accumulated other comprehensive loss	(33,209)	(4,677)	(64,062)
Statutory reserves	50,225	7,074	40,380
Accumulated deficit	(4,813,646)	(677,988)	(4,796,503)
TOTAL SHAREHOLDERS' EQUITY	3,106,265	437,508	3,095,829		¥ 2,880,942	¥ 5,729,855
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,413,309	762,448	4,876,175
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	68	10	67
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	48	6	48
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	98,456	13,867	3,731	$ 526	¥ 11,260	¥ 8,430
Short-term investments	527,692	74,324	734,142
Prepaid expenses and other current assets	268	38	1,787
Amounts due from subsidiaries and VIEs	6,508,527	916,707	6,459,723
Total current assets	7,134,943	1,004,936	7,199,383
Long-term investments	209,252	29,473	0
TOTAL ASSETS	7,344,195	1,034,409	7,199,383
Accrued expenses and other current liabilities	4,636	653	5,072
Amounts due to subsidiaries and VIEs	108,120	15,228	108,120
Total current liabilities	112,756	15,881	113,192
Deficit of investments in subsidiaries and VIEs	4,125,174	581,020	3,990,362
TOTAL LIABILITIES	4,237,930	596,901	4,103,554
Treasury stock, at cost	(85,178)	(11,997)	0
Additional paid-in capital	7,987,957	1,125,080	7,915,899
Accumulated other comprehensive loss	(33,209)	(4,677)	(64,062)
Statutory reserves	50,225	7,074	40,380
Accumulated deficit	(4,813,646)	(677,988)	(4,796,503)
TOTAL SHAREHOLDERS' EQUITY	3,106,265	437,508	3,095,829
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,344,195	1,034,409	7,199,383
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	68	10	67
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	¥ 48	$ 6	¥ 48